                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.       NAME AND ADDRESS OF ISSUER:
                  The Charles Schwab Family of Funds
                  101 Montgomery Street
                  San Francisco, CA  94104

2.       NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
                  Schwab Money Market Fund
                  Schwab Government Money Fund
                  Schwab U.S. Treasury Money Fund
                  Schwab Value Advantage Money Fund(R)
                  Schwab Tax-Exempt Money Fund-Sweep Shares and Value Advantage
                    Shares(TM)
                  Schwab California Tax-Exempt Money Fund-Sweep Shares and Value
                    Advantage Shares(TM)
                  Schwab Retirement Money Fund(R)
                  Schwab Institutional Advantage Money Fund(TM)
                  Schwab New York Tax-Exempt Money Fund-Sweep Shares and Value
                    Advantage Shares(TM)

3.       INVESTMENT COMPANY ACT FILE NUMBER:                           811-5954
         SECURITIES ACT FILE NUMBER:                                   33-31894

4.       LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:       12/31/95

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE
         ISSUER'S 24f-2 DECLARATION:                                   N/A

6.       DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF
         APPLICABLE (SEE INSTRUCTION A.6):                             N/A

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE
         BEGINNING OF THE FISCAL YEAR:                                 None

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

              Number of securities sold = 4,640,000,000
              Aggregate sales price = $4,640,000,000

9.       NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
         YEAR:

              Number of securities sold = 68,461,298,467
              Aggregate sales price = $68,461,298,467

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

              Number of securities sold = 66,359,294,057
              Aggregate sales price =   $66,359,294,057
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11.      NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
         YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

              Number of securities reinvested =                    1,188,388,662
              Aggregate sales price of reinvestment =             $1,188,388,662

12.      CALCULATION OF REGISTRATION FEE:

         (i)    Aggregate sale price of securities sold during the fiscal year
                in reliance on rule 24f-2 (from Item 10):                          $66,359,294,057

         (ii)   Aggregate price of shares issued in connection with dividend
                reinvestment plans (from Item 11, if applicable):                  $ 1,188,388,662

         (iii)  Aggregate price of shares redeemed or repurchased during the
                fiscal year (if applicable):                                       $62,048,413,866

         (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
                applicable):                                                                     0

         (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
                less line (iii) plus line (iv)] (if applicable):                    $5,499,268,853

         (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of
                1933 or other applicable law or regulation (see Instruction
                C.6):x                                                                     1/2900

         (vii)  Fees due [line (i) or line (v) multiplied by line (vi)]:            $1,896,299.60

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).

                                                               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1996


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)* /s/ William J. Klipp
                           --------------------
                           William J. Klipp
                           Senior Vice President and Chief Operating Officer

Date     February 21, 1996


        * Print name and title of the signing officer below the signature

                                  Ropes & Gray
                               One Franklin Square
                              1301 K Street, N. W.
                                 Suite 800 East
                           Washington, D.C. 20005-3333
                                 (202) 626-3900






                                            February 14, 1996



The Charles Schwab Family of
  Funds
c/o Charles Schwab
 Investment Management, Inc.
101 Montgomery Street, Suite 1M-19
San Francisco, CA   94104

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of units of beneficial interest, $.00001 par value, in the amount of $67,547,682,719 belonging to the following series of The Charles Schwab Family of Funds: the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund -- Sweep Shares, the Schwab Tax-Exempt Money Fund -- Value Advantage Shares(TM), the Schwab California Tax-Exempt Money Fund -- Sweep Shares, the Schwab California Tax-Exempt Money Fund -- Value Advantage Shares(TM), the Schwab Value Advantage Money Fund, the Schwab Institutional Advantage Money Fund, the Schwab Retirement Money Fund, the Schwab New York Tax-Exempt Money Fund -Sweep Shares, and the Schwab New York Tax-Exempt Money Fund -- Value Advantage Shares(TM) (the "Shares"), sold in reliance upon the Rule during your fiscal year ended December 31, 1995.

         We have examined your Declaration of Trust on file in the office of the Secretary of the Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

The Charles Schwab Family of Funds
February 14, 1996
Page 2


         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice when filed with the Commission.


                                            Very truly yours,

                                            /s/ Ropes & Gray

                                            Ropes & Gray